SCHEDULE OF INVESTMENTS (000)*

June 30, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

COMMON STOCK

Australia — 6.2%

Coronado Global Resources Inc., Class CDI	206,127	$235

GrainCorp Ltd., Class A	137,229	901

Harvey Norman Holdings Ltd.	192,308	492

Healius Ltd.	127,604	323

JB Hi-Fi Ltd.	40,672	1,080

Metcash Ltd.	331,007	969

New Hope Corp. Ltd.	187,952	449

		4,449

Brazil — 2.3%

Cia de Saneamento de Minas Gerais - COPASA	176,900	389

JHSF Participacoes S.A.	484,600	540

Marfrig Global Foods S.A.	311,900	723

		1,652

Canada — 10.6%

AGF Management Ltd., Class B	152,058	757

Artis [1]	64,100	586

Canfor Corp. [2]	65,700	1,146

Celestica Inc. [2]	27,400	266

Crescent Point Energy Corp.	105,700	752

Interfor Corp. [2]	66,300	1,336

Parex Resources Inc.	55,920	947

Russel Metals Inc.	33,000	667

Whitecap Resources Inc.	162,600	1,129

		7,586

Chile — 0.4%

CAP S.A.	30,572	276

China — 0.6%

Huaxin Cement Co. Ltd., Class H [2]	317,180	458

Denmark — 1.0%

H Lundbeck A/S	75,550	367

Scandinavian Tobacco Group A/S	18,518	362

		729

Finland — 1.5%

Outokumpu OYJ	251,389	1,040

France — 0.9%

Derichebourg S.A.	34,839	201

Fnac Darty S.A.	6,540	277

Television Francaise 1 S.A.	25,646	182

		660

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Germany — 3.0%

Aurubis AG	8,208	$557

Hornbach Holding AG & Co. KGaA	2,980	245

K+S AG	23,060	560

Kloeckner & Co. SE	38,204	291

Wuestenrot & Wuerttembergische AG	26,618	471

		2,124

Hong Kong — 1.0%

Kerry Properties Ltd.	245,665	682

India — 4.8%

CESC Ltd.	246,025	222

KPIT Technologies Ltd.	143,733	942

National Aluminium Co. Ltd.	1,147,304	1,000

Oil India Ltd.	126,651	403

Power Finance Corp. Ltd.	670,708	887

		3,454

Indonesia — 2.2%

Bukit Asam Tbk PT	2,527,100	648

Erajaya Swasembada Tbk PT [2]	6,427,900	227

Indo Tambangraya Megah Tbk PT	342,500	705

		1,580

Israel — 1.6%

ZIM Integrated Shipping Services Ltd.	24,605	1,162

Italy — 0.3%

Banca IFIS SpA	14,127	200

Japan — 18.9%

Akatsuki Inc.	8,500	170

Canon Marketing Japan Inc.	13,000	270

Credit Saison Co. Ltd.	65,900	757

Daiwabo Holdings Co. Ltd.	40,900	533

EDION Corp.	50,100	470

Electric Power Development Co. Ltd.	70,400	1,164

Gree Inc.	40,000	243

GungHo Online Entertainment Inc.	19,200	339

H.U. Group Holdings Inc.	16,400	356

Hanwa Co. Ltd.	11,200	235

Hosiden Corp. [2]	22,600	206

IDOM Inc.	39,200	215

Kawasaki Kisen Kaisha Ltd.	10,900	663

Komeri Co. Ltd.	12,700	247

K’s Holdings Corp.	63,400	618

Megachips Corp.	6,600	153

Mitsui OSK Lines Ltd.	16,900	387

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Japan — (continued)

Nippon Electric Glass Co. Ltd.	32,600	$624

Nippon Television Holdings Inc.	33,900	302

Nishimatsuya Chain Co. Ltd.	29,600	312

Sankyo Co. Ltd.	19,900	602

Shimamura Co. Ltd.	15,000	1,317

SKY Perfect JSAT Holdings Inc.	67,600	269

Sojitz Corp.	90,700	1,284

Sumitomo Forestry Co. Ltd.	51,700	733

Tokyo Tatemono Co. Ltd.	38,000	523

Transcosmos Inc.	12,600	324

Yamato Kogyo Co. Ltd.	5,600	185

		13,501

Netherlands — 3.0%

ASR Nederland NV	31,626	1,278

OCI NV	25,526	842

		2,120

Norway — 1.1%

Elkem ASA	89,553	285

Europris ASA	40,907	191

Golden Ocean Group Ltd.	29,467	343

		819

Saudi Arabia — 0.7%

Al Hammadi Co. for Development and Investment	51,385	500

Singapore — 1.5%

First Resources Ltd.	156,900	184

Golden Agri-Resources Ltd.	1,537,100	277

Hutchison Port Holdings Trust, Class U	896,600	211

Yanlord Land Group Ltd.	531,500	405

		1,077

South Korea — 7.2%

BNK Financial Group Inc.	130,307	673

DGB Financial Group Inc.	69,934	410

Hanwha Corp.	23,890	476

Hyundai Marine & Fire Insurance Co. Ltd.	23,236	554

JB Financial Group Co. Ltd.	40,506	229

Korea Real Estate Investment & Trust Co. Ltd.	158,661	208

LX INTERNATIONAL CORP	29,884	749

LX Semicon Co. Ltd.	5,405	399

Meritz Fire & Marine Insurance Co. Ltd.	14,719	376

Posco International Corp.	72,837	1,080

		5,154

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

Sweden — 1.8%

SSAB AB, Class B	313,742	$1,298

Taiwan — 8.9%

AmTRAN Technology Co Ltd.	1,867,000	794

Chicony Electronics Co. Ltd. [2]	122,000	304

Gigabyte Technology Co. Ltd.	387,000	1,155

Kindom Development Co. Ltd.	310,000	340

Macronix International Co. Ltd.	191,000	228

Primax Electronics Ltd.	159,000	330

Radiant Opto-Electronics Corp.	352,000	1,028

Sercomm Corp.	203,000	554

Simplo Technology Co. Ltd.	129,000	1,104

Soft-World International Corp.	19,000	49

Supreme Electronics Co. Ltd.	126,000	178

WT Microelectronics Co. Ltd.	117,000	264

		6,328

Thailand — 1.8%

AP Thailand PCL	1,403,300	397

Sansiri PCL	11,773,300	336

Sri Trang Agro-Industry PCL	298,100	178

Supalai PCL	651,000	343

		1,254

Turkey — 1.2%

Haci Omer Sabanci Holding AS	377,965	428

Turk Hava Yollari AO [2]	60,006	168

Turk Traktor ve Ziraat Makineleri AS	17,190	225

		821

United Kingdom — 6.3%

Airtel Africa PLC	268,705	442

Centrica PLC [2]	776,807	757

Computacenter PLC	16,744	479

Harbour Energy PLC	42,473	188

Investec PLC	124,288	673

Keller Group PLC	30,438	268

Plus500 Ltd.	27,856	567

Redde Northgate PLC	115,399	474

Royal Mail PLC	208,528	685

		4,533

Total Common Stock

(Cost $71,250) — 88.8%		63,457

EXCHANGE TRADED FUNDS

iShares MSCI Eafe Small-Cap ETF	7,800	426

Vanguard FTSE All World ex-US Small-Cap ETF	32,794	3,385

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2022 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value

WisdomTree Emerging Markets SmallCap Dividend Fund	3,100	$138

Total Exchange Traded Funds

(Cost $3,979) — 5.5%		3,949

PREFERENCE STOCK

Brazil — 1.5%

Cia Paranaense de Energia ‡	852,500	1,114

Germany — 0.4%

Draegerwerk AG & Co. KGaA ‡	4,971	259

Total Preference Stock

(Cost $1,510) — 1.9%		1,373

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 1.359% **	1,767,014	1,767

Total Short-Term Investment

(Cost $1,767) — 2.5%		1,767

Total Investments — 98.7%

(Cost $78,506)		70,546

Other Assets in Excess of Liabilities — 1.3%		945

Net Assets — 100.0%		$71,491

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2022.
‡	There is currently no rate available.

1	Real Estate Investment Trust.
2	Non-income producing security.

ETF Exchange Traded Fund.

FTSE Financial Times London Stock Exchange.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$4,449	$—	$—	$4,449
Brazil	1,652	—	—	1,652
Canada	7,586	—	—	7,586
Chile	276	—	—	276
China	458	—	—	458
Denmark	729	—	—	729
Finland	1,040	—	—	1,040
France	660	—	—	660
Germany	2,124	—	—	2,124
Hong Kong	682	—	—	682
India	3,454	—	—	3,454
Indonesia	1,580	—	—	1,580
Israel	1,162	—	—	1,162
Italy	200	—	—	200
Japan	13,501	—	—	13,501
Netherlands	2,120	—	—	2,120
Norway	819	—	—	819
Saudi Arabia	500	—	—	500
Singapore	1,077	—	—	1,077
South Korea	5,154	—	—	5,154
Sweden	1,298	—	—	1,298
Taiwan	6,328	—	—	6,328
Thailand	—	1,254	—	1,254
Turkey	821	—	—	821
United Kingdom	4,533	—	—	4,533

Total Common Stock	62,203	1,254	—	63,457

Exchange Traded Funds	3,949	—	—	3,949

Preference Stock	1,373	—	—	1,373

Short-Term Investment	1,767	—	—	1,767

Total Investments in Securities	$69,292	$1,254	$—	$70,546

Amounts designated as “—” are $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-1600